Supplemental Oil and Gas Information - Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Future cash inflows	$ 4,434,117	$ 2,851,021	$ 1,167,732
Future production costs	(1,220,067)	(866,253)	(420,781)
Future development costs	(1,146,632)	(741,798)	(147,809)
Future income tax expense	(442,285)	(216)	(563)
Future net cash flows for estimated timing of cash flows	1,625,133	1,242,754	598,579
10% annual discount for estimated timing of cash flows	(1,082,092)	(790,824)	(368,680)
Standardized measure of discounted future net cash flows	$ 543,041	$ 451,930	$ 229,899	$ 165,181